CERTAMX

07044944

ak
1174610

RECD S.E.C.
FEB 2 2 2007
1083

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-32916

February 22, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on February 16, 2007, the American Stock Exchange (the "Exchange") received from the ProShares Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value, of each of the following 12 portfolios:

Ultra Russell1000 Value ProShares
Ultra Russell1000 Growth ProShares
Ultra Russell MidCap Value ProShares
Ultra Russell MidCap Growth ProShares
Ultra Russell2000 Value ProShares
Ultra Russell2000 Growth ProShares
UltraShort Russell1000 Value ProShares
UltraShort Russell1000 Growth ProShares
UltraShort Russell MidCap Value ProShares
UltraShort Russell MidCap Growth ProShares
UltraShort Russell2000 Value ProShares
UltraShort Russell2000 Growth ProShares

PROCESSED
FEB 2 3 2007
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Associate Director
Listing Qualifications Department

END